OIL AND GAS ASSETS (Details Textual)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 23, 2016 USD ($) a	May 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Depreciation, Depletion and Amortization			$ 365,000	$ 184,000	$ 388,000	$ 416,000	$ 555,000	$ 1,240,000
Acquisition oil and Gas Property, Consideration		$ 1,680,000
Noncontrolling Interest, Ownership Percentage by Parent							3.41%
Payments to Acquire Oil and Gas Property		$ 300,000					$ 0	$ 305,000
Permian Basin [Member]
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Number of Real Estate Properties	19
Costs Incurred, Acquisition of Oil and Gas Properties	$ 7,500,000
Gas and Oil Area, Developed, Net | a	3,458
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Unevaluated Properties	$ 20,600,000